Health Care Costs Payable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Health Care Costs Payable [Abstract]
Health care costs payable, Beginning of year	$ 2,675.5	$ 2,630.9	$ 2,895.3
Less: Reinsurance recoverables	3.3	1.7	1.9
Health care costs payable, beginning of the period, net	2,672.2	2,629.2	2,893.4
Acquisition of businesses	0	89.4	0
Add: Components of incurred health care costs [Abstract]
Current year	23,875.6	22,047.9	23,045.6
Prior years	(146.7)	(394.4)	(326.0)
Total incurred health care costs	23,728.9	21,653.5	22,719.6
Less: Claims paid [Abstract]
Current year	21,067.7	19,642.9	20,588.5
Prior years	2,344.7	2,057.0	2,395.3
Total claims paid	23,412.4	21,699.9	22,983.8
Health care costs payable, end of period - net	2,988.7	2,672.2	2,629.2
Add: Reinsurance recoverables	3.8	3.3	1.7
Health care costs payable, Ending of year	2,992.5	2,675.5	2,630.9
Decrease in estimate of health care costs payable	147	394	326
Development of prior-years health care cost estimate		$ 207	$ 118